QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 09/30
                       -------------------------------

                      Date of reporting period: 06/30/2008
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
June 30, 2008 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Osprey Concentrated Large Cap Value Equity Fund; and
The Exceptionator Fund


                OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2008
                                   (unaudited)

 Number of                                                   % of Total              Market
   Shares           Security Description                    Investments               Value
-------------       ---------------------------------------------------------    ----------------


                    COMMON STOCK:                         99.22%


                    CONSUMER DISCRETIONARY:               22.61%
       2,280        Abercrombie & Fitch Co. Class "A"                                    142,910
       4,500        Dollar Tree, Inc.                                                    147,105
       3,350        Home Depot, Inc.                                                      78,457
       3,970        J.C. Penney, Co.                                                     144,071
       6,380        Jarden Corp.                                                         116,371
       4,900        Rent-A-Center, Inc.                                                  100,793
                                                                                 ----------------
                                                                                 ----------------
                                                                                         729,707
                                                                                 ----------------
                                                                                 ----------------

                    FINANCIAL SERVICES:                   21.36%
       3,020        American Express Co.                                                 113,763
       3,660        American International Group                                          96,844
       5,300        Bank of America Corp.                                                126,511
       4,710        Fannie Mae                                                            91,892
       3,400        Lehman Brothers                                                       67,354
       3,630        Merrill Lynch & Co., Inc.                                            115,107
       3,800        XL Capital Ltd., Class A                                              78,128
                                                                                 ----------------
                                                                                 ----------------
                                                                                         689,599
                                                                                 ----------------
                                                                                 ----------------

                    MATERIALS/PROCESSING:                  7.98%
       3,980        Dow Chemical  Company                                                138,942
       2,070        PPG Industries, Inc.                                                 118,756
                                                                                 ----------------
                                                                                 ----------------
                                                                                         257,698
                                                                                 ----------------
                                                                                 ----------------

                    OTHER ENERGY:                         13.53%
       3,160        Chesapeake Energy Co.                                                208,434
       4,300        Halliburton Co.                                                      228,201
                                                                                 ----------------
                                                                                 ----------------
                                                                                         436,635
                                                                                 ----------------
                                                                                 ----------------

                    PRODUCER DURABLES:                    13.94%
       4,270        Empresa Brasileirea de Aeronautica S.A.                              113,155
       8,350        Nokia Corp. ADR                                                      204,575
       3,300        WESCO International, Inc.                                            132,132
                                                                                 ----------------
                                                                                 ----------------
                                                                                         449,862
                                                                                 ----------------
                                                                                 ----------------

                    TECHNOLOGY:                           14.70%
       3,690        Hewlett-Packard, Co.                                                 163,135
      11,390        Ingram Micro, Inc. Class "A"                                         202,173
       5,700        Seagate Technology                                                   109,041
                                                                                 ----------------
                                                                                 ----------------
                                                                                         474,349
                                                                                 ----------------
                                                                                 ----------------

                    UTILITIES:                             5.11%
       4,660        Verizon Communications Inc.                                          164,964
                                                                                 ----------------
                                                                                 ----------------
                                                                                         164,964
                                                                                 ----------------
                                                                                 ----------------


                    TOTAL SECURITIES                      99.22%                       3,202,814
                    CASH AND CASH EQUIVALENTS              0.78%                          25,042
                                                        ---------                ----------------
                                                        ---------                ----------------
                    TOTAL INVESTMENTS                    100.00%                     $ 3,227,856
                                                        =========                ================
                                                        =========                ================



FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective
January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

Valuation Inputs:                                       Investment in Securities:
-----------------                                       -------------------------
Level 1 - Quoted Prices                                          $ 3,202,814
Level 2 - Other Significant Observable Inputs                              -
Level 3 - Significant Unobservable Inputs                                  -
                                                                 ------------
                                                                 ------------
      Total:                                                     $ 3,202,814
                                                                 ------------
                                                                 ------------



                             THE EXCEPTIONATOR FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2008
                                   (unaudited)


       Number                                                                        % of Total           Market
     of Shares       Security Description                                           Investments            Value
-------------------------------------------------------                             -------------   -------------------
-------------------------------------------------------                             -------------   -------------------

                     COMMON STOCKS:                                                       85.35%

                     ALTERNATIVE WASTE:                                                    2.49%
                 703 Darling International Inc.                                                                 11,614
                                                                                                    -------------------
                                                                                                    -------------------

                     CHEMICALS:                                                            9.83%
                 123 Agrium Inc.                                                                                13,227
                  87 The Mosaic Company                                                                         12,589
                  50 Potash Corp. of Saskatchewan Inc.                                                          11,429
                  66 Terra Nitrogen Company, LP                                                                  8,569
                                                                                                    -------------------
                                                                                                    -------------------
                                                                                                                45,814
                                                                                                    -------------------
                                                                                                    -------------------

                     COMPUTERS:                                                            4.26%
                 260 Integral Systems, Inc.                                                                     10,062
                 284 Western Digital Corporation                                                                 9,807
                                                                                                    -------------------
                                                                                                    -------------------
                                                                                                                19,869
                                                                                                    -------------------
                                                                                                    -------------------

                     ELECTRIC/ELECTRONIC:                                                  3.99%
                 950 Aehr Test Systems                                                                           7,343
                 152 Graham Corp.                                                                               11,265
                                                                                                    -------------------
                                                                                                    -------------------
                                                                                                                18,608
                                                                                                    -------------------
                                                                                                    -------------------

                     ENERGY/ALTERNATIVE:                                                   2.24%
                 260 Canadian Solar Inc.                                                                        10,449
                                                                                                    -------------------
                                                                                                    -------------------

                     FINANCIAL:                                                            3.84%
                 416 Banco Itau Holding Financiera SA                                                            8,449
                 115 Credicorp Ltd                                                                               9,444
                                                                                                    -------------------
                                                                                                    -------------------
                                                                                                                17,893
                                                                                                    -------------------
                                                                                                    -------------------

                     FOOD:                                                                 4.15%
                 326 Cal-Maine Foods, Inc.                                                                      10,755
                 402 Sadia S.A. ADR                                                                              8,578
                                                                                                    -------------------
                                                                                                    -------------------
                                                                                                                19,333
                                                                                                    -------------------
                                                                                                    -------------------

                     GOLD:                                                                 2.03%
                 145 Compania de Minas Buenaventgura S.A.                                                        9,479
                                                                                                    -------------------
                                                                                                    -------------------

                     INTERNET:                                                             3.96%
                 550 CyberSource Corp.                                                                           9,201
                  80 Priceline.Com Inc.                                                                          9,237
                                                                                                    -------------------
                                                                                                    -------------------
                                                                                                                18,438
                                                                                                    -------------------
                                                                                                    -------------------

                     MANUFACTURING:                                                        8.79%
                 150 Bucyrus International, Inc.                                                                10,953
                  88 Lindsay Corp.                                                                               7,477
                 222 Peerless Manufacturing Co.                                                                 10,405
                 243 Robbins & Myers, Inc.                                                                      12,118
                                                                                                    -------------------
                                                                                                    -------------------
                                                                                                                40,953
                                                                                                    -------------------
                                                                                                    -------------------

                     MINERALS:                                                             1.83%
                 110 Diversified Minerals                                                                        8,523
                                                                                                    -------------------
                                                                                                    -------------------

                     OIL:                                                                 24.47%
                 358 Baytex Energy Trust                                                                        12,272
                  96 BP Prudhoe Bay Royalty Trust                                                                9,923
                 120 Contango Oil & Gas Co.                                                                     11,150
                 500 GeoResources, Inc.                                                                          9,210
                  80 Hess Corp.                                                                                 10,095
                 103 Murphy Oil Corporation                                                                     10,099
                 378 Permian Basin Royalty Trust                                                                 9,983
                 140 Petroleo Brasileiro S.A.                                                                    9,932
                  64 Transocean, Inc.                                                                            9,753
                 725 Warren Resources Inc.                                                                      10,643
                 250 Wilbros Group, Inc.                                                                        10,953
                                                                                                    -------------------
                                                                                                    -------------------
                                                                                                               114,013
                                                                                                    -------------------
                                                                                                    -------------------

                     RECYLING:                                                             2.29%
                 609 Metalico Inc.                                                                              10,670
                                                                                                    -------------------
                                                                                                    -------------------

                     STEEL:                                                                2.99%
                 580 Gerdau SA ADR                                                                              13,926
                                                                                                    -------------------
                                                                                                    -------------------

                     TRANSPORTATION:                                                       8.19%
                 117 Dryships Inc.                                                                               9,381
                 260 Excel Maritime Carri                                                                       10,205
                 140 Frontline Ltd.                                                                              9,769
                 220 TBS International Ltd.                                                                      8,789
                                                                                                    -------------------
                                                                                                    -------------------
                                                                                                                38,144
                                                                                                    -------------------
                                                                                                    -------------------

                     WHOLESALE DISTRIBUTION:                                               0.00%
                   1 Chindex International, Inc.                                                                     7
                                                                                                    -------------------
                                                                                                    -------------------


                     TOTAL SECURITIES                                                     85.35%               397,733
                     CASH AND CASH EQUIVALENTS                                            14.65%                68,286
                                                                                    -------------   -------------------
                                                                                    -------------   -------------------
                     TOTAL INVESTMENTS                                                   100.00%               466,019
                                                                                    =============   ===================
                                                                                    =============   ===================



FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective
January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

Valuation Inputs:                                                                       Investment in Securities:
-----------------                                                                       -------------------------
Level 1 - Quoted Prices                                                                $ 397,733
Level 2 - Other Significant Observable Inputs                                                  -
Level 3 - Significant Unobservable Inputs                                                      -
                                                                                    -------------
                                                                                    -------------
              Total:                                                                   $ 397,733
                                                                                    -------------
                                                                                    -------------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: July 25, 2008
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: July 25, 2008
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: July 25, 2008
      ------------------------------------